INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Deferred tax operating loss	$ 4,800,000
Deferred tax operating loss	$ 15,900,000
Effective tax rate	0.00%	0.00%
Income tax expense	$ 0	$ 0
His Majesty's Revenue and Customs (HMRC) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses	22,085,338
Canada Revenue Agency [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses	636,852
Federal And State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses	$ 26,485,942